SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2021
Parent Company [member]
Statement [Line Items]
Entity	Digatrade Financial Corp.
Country of Incorporation	Canada
Voting Control	Parent Company
Functional Currency	Canadian Dollar
Subsidiaries 1 [member]
Statement [Line Items]
Entity	Digatrade Limited
Country of Incorporation	Canada
Functional Currency	Canadian Dollar
Voting control	100.00%
Subsidiary 2 [member]
Statement [Line Items]
Entity	Digatrade (UK) Limited
Country of Incorporation	United Kingdom
Functional Currency	Pounds Sterling
Voting control	100.00%
Subsidiary 3 [member]
Statement [Line Items]
Entity	Digatrade Limited
Country of Incorporation	USA
Functional Currency	US Dollar
Voting control	100.00%